GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Going Concern [Abstract]
Going Concern [Text Block]
Note 2 – Going Concern

The Company has not generated any revenues, has recurring net losses, a working capital deficiency as of June 30, 2014 and December 31, 2013 of approximately $1,680,000 and $697,000, respectively, and used cash in operations of approximately $2,150,000 and $340,000 for the six months ended June 30, 2014 and 2013, respectively. In addition, as of June 30, 2014, the Company had an accumulated deficit of approximately $5,747,000. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

These unaudited condensed consolidated financial statements have been prepared on the going concern basis, which assumes the realization of assets and liquidation of liabilities in the normal course of operations. The ability of the Company to continue its operations is dependent on management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur additional liabilities with certain related parties to sustain the Company’s existence. If the Company were not to continue as a going concern, it would likely not be able to realize its assets at values comparable to the carrying value or the fair value estimates reflected in the balances set out in the preparation of the unaudited condensed consolidated financial statements.

There can be no assurances that the Company will be successful in generating additional cash from equity or other sources to be used for operations. The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary. Based on the Company’s current funding levels, the Company expects to be able to fund its operations through November 2014. Should the Company not be successful in obtaining the necessary financing to fund its operations, the Company would need to curtail certain or all operational activities and/or contemplate the sale of its assets if necessary.

Note 2 - Going Concern

The Company has not generated any revenues since its inception, has recurring net losses, and a working capital deficit as of December 31, 2013 and 2012 of approximately $761,000 and $183,200, respectively, and used cash in operations of approximately $894,000 and $1,535,000 for the years ended December 31, 2013 and 2012, respectively. In addition, the Company has an accumulated deficit from inception of approximately $3,941,000. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements have been prepared on the going concern basis, which assumes the realization of assets and liquidation of liabilities in the normal course of operations. The ability of the Company to continue its operations is dependent on management’s plans, which include the raising of capital through debt and/or equity markets with some additional funding from other traditional financing sources, including term notes, until such time that funds provided by operations are sufficient to fund working capital requirements. The Company may need to incur additional liabilities with certain related parties to sustain the Company’s existence. If the Company were not to continue as a going concern, it would likely not be able to realize on its assets at values comparable to the carrying value or the fair value estimates reflected in the balances set out in the preparation of the financial statements.

There can be no assurances that the Company will be successful in generating additional cash from equity or other sources to be used for operations. The financial statements do not include any adjustments relating to the recoverability of assets and classification of assets and liabilities that might be necessary. Should the Company not be successful in obtaining the necessary financing to fund its operations, the Company would need to curtail certain or all operational activities and/or contemplate the sale of its assets if necessary.